STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2014	May 31, 2016	May 31, 2015	Aug. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,589)	$ (118,588)	$ (1,776)	$ (2,958)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	5,000			0
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	5,000	19,109	0	(4,750)
Net cash used in operating activities	(589)	(99,479)	(1,776)	(7,708)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of notes payable - related parties		98,000	1,800
Advances from related party	589			2,800
Capital contribution	0	0	50	50
Proceeds from sale of common stock	0			7,615
Net cash provided by financing activities	589	98,000	1,850	10,465
NET INCREASE (DECREASE) IN CASH	0	(1,479)	74	2,757
CASH AT BEGINNING OF PERIOD	0	2,757	0	0
CASH AT END OF PERIOD	0	1,278	74	2,757
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	0	0	0	0
Cash paid for interest expense	$ 0	0	0	$ 0
NONCASH INVESTING AND FINANCING ACTIVITES:
Conversion of amounts due to related parties to notes payable - related parties		$ 3,389	$ 0